Investees (Details 1) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016	May 25, 2016	Nov. 19, 2015	Aug. 31, 2015	May 21, 2015
Disclosure of subsidiaries [line items]
Distribution of regular dividend			₪ 355	₪ 38	₪ 22	₪ 67
Bezeq [Member]
Disclosure of subsidiaries [line items]
Distribution of regular dividend	₪ 1,286	₪ 1,441
Bezeq [Member] | 2017 (NIS 0.47 per share) [Member]
Disclosure of subsidiaries [line items]
Distribution of regular dividend	1,286
Bezeq [Member] | 2016 (NIS 0.52 per share) [Member]
Disclosure of subsidiaries [line items]
Distribution of regular dividend		₪ 1,441